Related party transactions (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Remuneration Explanatory
The following table includes the expenses for remuneration, with amounts reflective of time spent on the Board.
Remuneration expenses

	2021	2020 2)	2019

Supervisory Board 1)	0.9	0.8	1.0

Executive Board	4.9	5.9	5.8

Key Management	27.2	24.8	26.3

In fixed compensation	16.8	14.2	14.3

In cash based variable compensation	3.4	3.3	3.6

In share based variable compensation	3.1	2.9	3.2

In pension contributions	2.8	3.2	3.9

In other benefits	1.1	1.2	1.3

1
Based on a Decree of the Dutch State Secretary of Finance which came into force as from May 7, 2021, the Supervisory Board fees were not subject to Dutch VAT anymore, retroactively as from June 13, 2019. Therefore, Aegon has not paid Dutch VAT anymore on the fees of the Supervisory Board Members as from Q2 2021. Additionally, Aegon reclaimed VAT for the period Q3 2019 - Q1 2021, except for its Supervisory Board members based in the Netherlands for practical reasons. The 2019 and 2020 amounts were restated in this table for this VAT reclaim.

2
Retroactively, fixed compensation in 2020 included
sign-on
expenses and other benefits in 2020 included mandatory local social security expenses for Key Management members that were not included in this table last year.

Common shares held by Supervisory Board members

Shares held in Aegon at December 31	2021	2020

Ben J. Noteboom	23,500	23,500

Dona D. Young	13,260	13,260

Total	36,760	36,760